ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2013
ORDINARY SHARES
Summary of share repurchased by the entity

	ADS	Ordinary shares	Price per ADS (including brokerage commission)	Total consideration
2012	2,536,647	10,146,588	$10.03-$12.57	$29,164
2013	596,116	2,384,464	$11.56-$12.84	$7,244
	3,132,763	12,531,052		$36,408